S000053132 [Member] Expense Example - UBS Select Government Preferred Fund - UBS Select Government Preferred Fund	Apr. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 14
Expense Example, with Redemption, 3 Years	54
Expense Example, with Redemption, 5 Years	97
Expense Example, with Redemption, 10 Years	$ 226